Schedule II - Valuation and Qualifying Accounts- Summary of Valuation Allowance (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 8,220,770	$ 4,904,560
Charge to Cost and Expense	1,731,761	4,623,711
Charged to other accounts	(258,595)	0
Deductions	0	(1,307,501)
Balance	$ 9,693,936	$ 8,220,770